Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Cash Flows [Abstract]
Net Loss	$ (7,185,202)	$ (372,320)
Adjustments for non-cash effect
Amortization of intangible assets	1,033	925
Amortization of right-of-use assets	177,810
Reversal of credit loss	(283,118)	(166,504)
Warrants issuance	5,600,000
Changes in operating assets and liabilities:
Accounts receivable	3,714,123	3,429,127
Prepayments	(272,994)	1,920,375
Other receivables	2,848,258	2,283,100
Accounts payable and accrued liabilities	(7,937,744)	(7,146,288)
Tax payables	1,660	(1,320)
Operating lease right-of-use assets	(468,891)
Current operating lease liabilities	162,610
Cash flow used in operating activities from continuing operations	(3,642,455)	(52,905)
Cash flow used in operating activities from discontinued operations	(3,008,812)
Net cash used in operating activities	(6,651,267)	(52,905)
Cash used for investing activities
Purchase of intangible asset		(2,435)
Acquisition of subsidiary, net of cash acquired	585	5,631,193
Net cash generated from investing activities from continuing operations	585	5,628,758
Net cash generated from investing activities from discontinued operations	3,008,812
Net cash generated from investing activities	3,009,397	5,628,758
Cash flow from financing activities
Capital contribution from shareholders		75
Net cash generated from financing activities		75
Effect of exchange rate changes on cash and cash equivalents	13,768	(16,652)
Net increase (decrease) in cash	(3,628,102)	5,559,276
Cash and Cash Equivalent at beginning of the year	5,559,276
Cash and Cash Equivalent at end of the year	1,931,174	5,559,276
Supplemental disclosures of cash flow information:
Income taxes paid	21,280	3,222
Interest paid
Supplemental disclosures of non-cash flow information:
Issuance of common stock in connection with the Reverse Merge	$ 29,448,487